Other financial assets and financial liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other financial assets and financial liabilities
19 Other financial assets and financial liabilities

(a)    Other financial assets

	2025	2024

Foreign exchange portfolio	26,507	2,231,898
Compulsory deposits at Brazilian Central Bank	11,031,051	6,596,467
Other deposits at Brazilian Central Bank (i)	5,254,999	4,343,999
Other	621,326	84,825
(-) Expected credit losses	(20,891)	(24,192)
Total	16,912,992	13,232,997

Current	14,233,755	11,919,324
Non-Current	2,679,237	1,313,673

(i)As of December 31, 2025, the amount of R$ 5,254,999 (December 31, 2024 - R$ 4,343,999) is being presented as cash equivalents in the statements of cash flows.
(b)    Other financial liabilities

	2025	2024

Foreign exchange portfolio	544,593	2,476,659
Structured financing (i)	1,943,855	3,282,750
Credit cards operations	9,275,835	8,138,657
Contingent consideration (ii)	107,159	116,777
Lease liabilities	311,417	311,347
Others	137,871	404,673
Total	12,320,730	14,730,863

Current	11,984,495	14,343,495
Non-Current	336,235	387,368

(i)Financing with prime brokers through the Group's proprietary fund Multistrategy using some of its own financial assets as collateral.
(ii)Contractual contingent considerations associated with investment acquisitions. The maturity of the total contingent consideration payment is up to 3 years and the contractual maximum amount payable is R$300,000 (the minimum amount is zero).